6. Operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Inventories at beginning of each year	$ 1,091,527	$ 619,038	$ 556,717
Purchases	3,650,420	14,143,878	4,596,440
Operating expenses	13,535,804	12,136,338	9,050,861
Total	17,186,224	26,280,216	13,647,301
Inventories at the end of each year	(1,462,347)	(1,091,527)	(619,038)
Cost of sales	$ 16,815,404	$ 25,807,727	$ 13,584,983